UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3723

Fidelity New York Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® New York Municipal
Income Fund

April 30, 2006

1.800351.102

NFY-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,173
New York - 92.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	600	630
5% 7/1/11 (AMBAC Insured)	500	529
5.5% 7/1/21 (AMBAC Insured)	2,300	2,458
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,144
5.25% 11/1/17	1,400	1,496
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,436
5.75% 8/1/30	9,475	10,115
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,404
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,760
5% 9/1/16 (FGIC Insured)	1,680	1,761
5% 9/1/17 (FGIC Insured)	1,000	1,048
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,747
5.75% 5/1/19 (FSA Insured)	1,500	1,630
5.75% 5/1/20 (FSA Insured)	1,400	1,519
5.75% 5/1/21 (FSA Insured)	1,755	1,903
5.75% 5/1/22 (FSA Insured)	4,900	5,307
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,626
5.75% 5/1/23 (FSA Insured)	6,620	7,368
5.75% 5/1/26 (FSA Insured)	5,500	6,117
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,729
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,045
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,149
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,104
5% 12/1/35	3,000	3,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	$ 1,100	$ 1,172
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured) (a)	13,575	14,679
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,457
5.5% 11/15/16 (AMBAC Insured)	1,000	1,086
5.5% 11/15/17 (AMBAC Insured)	1,000	1,086
5.5% 11/15/18 (AMBAC Insured)	1,700	1,842
5.75% 11/15/32	10,000	10,901
Series A:
5.125% 11/15/31	12,150	12,582
5.5% 11/15/18 (AMBAC Insured)	2,000	2,239
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,266
5.25% 11/15/32	5,000	5,250
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,383
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,182
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,005	1,045
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,298
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,004
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,617
5.5% 7/1/20 (MBIA Insured)	3,000	3,232
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,233
5.5% 7/1/23 (MBIA Insured)	5,000	5,397
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,234
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,332
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,879
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,043
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	120
6.5% 6/1/07 (AMBAC Insured)	50	52
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	$ 1,510	$ 1,558
5% 8/1/13	1,650	1,709
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,058
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,210
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,146
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	145	151
Series 2001 B, 5.875% 11/1/11	1,000	1,048
Series 2001 C, 5.625% 11/1/10	620	640
Series 2001 D, 5.625% 11/1/10	1,225	1,291
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,115
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,235
Series 1998 H, 5.5% 8/1/12	8,065	8,392
Series 2000 A:
6.5% 5/15/11	2,430	2,677
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (d)	110	122
Series 2002 A, 5.75% 8/1/14	5,000	5,453
Series 2002 B, 5.75% 8/1/15	3,500	3,813
Series 2002 C, 5.5% 8/1/13	10,500	11,332
Series 2003 A:
5.5% 8/1/14	3,205	3,465
5.5% 8/1/20 (MBIA Insured)	7,000	7,567
Series 2003 C, 5.25% 8/1/10	5,000	5,259
Series 2003 E:
5.25% 8/1/10	2,000	2,104
5.25% 8/1/11	6,245	6,629
5.25% 8/1/14	3,390	3,601
Series 2003 F:
5.5% 12/15/10	1,000	1,067
5.5% 12/15/11	3,700	3,978
Series 2003 I, 5.75% 3/1/16	3,000	3,270
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,637
Series 2004 B, 5.25% 8/1/15	9,855	10,491
Series 2005 C, 5% 8/1/11	5,000	5,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 F, 5.25% 8/1/12	$ 2,000	$ 2,120
Series 2005 G:
5% 8/1/15	8,200	8,621
5.25% 8/1/16	9,000	9,640
5.625% 8/1/13 (MBIA Insured)	3,000	3,275
Series 2005 J:
5% 3/1/11	5,825	6,094
5% 3/1/13	2,500	2,625
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,440
6.25% 8/1/08	1,000	1,021
Series B:
5.75% 8/1/14	3,000	3,272
6.5% 8/15/11	1,000	1,118
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	935	1,012
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	2,595	2,862
Series D:
5.25% 8/1/13	1,740	1,784
5.25% 8/1/21 (MBIA Insured)	3,460	3,533
5.5% 6/1/12 (FGIC Insured)	1,850	2,005
Series E, 6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	199
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,732
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,971
6% 8/1/17	345	358
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,401
5.875% 2/15/19	15	15
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,208
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,795
5.5% 2/15/17 (FSA Insured)	3,000	3,219
5.5% 2/15/18 (FSA Insured)	2,500	2,684
5.5% 2/15/19 (FSA Insured)	1,250	1,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	$ 1,090	$ 1,160
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,350
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,070	2,117
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,781
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,102
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,126
Series A:
5% 6/15/32	5,000	5,104
5.125% 6/15/34 (MBIA Insured)	4,200	4,359
5.25% 6/15/33 (FGIC Insured)	1,280	1,333
5.375% 6/15/15	9,650	10,325
5.375% 6/15/15 (FGIC Insured)	7,000	7,490
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,340
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,093
5.125% 6/15/32 (FGIC Insured)	4,750	4,913
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,331
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,282
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,643
Series A, 5.25% 5/15/10	3,440	3,614
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	394
6% 7/1/10 (AMBAC Insured)	250	271
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,727
Series A:
5.75% 7/1/13	6,000	6,489
5.75% 7/1/13 (AMBAC Insured)	3,000	3,252
Series C, 7.5% 7/1/10	6,030	6,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,167
6% 7/1/21 (MBIA Insured)	2,500	2,927
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,185
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,056
5.25% 7/1/11 (MBIA Insured)	3,000	3,134
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,846
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B:
5.75% 2/15/11	2,535	2,622
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	931
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,230
5.85% 8/1/40	9,500	10,240
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	2,360	2,386
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	808
5.5% 7/1/19 (AMBAC Insured)	1,705	1,821
5.5% 7/1/20 (AMBAC Insured)	860	918
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,574
5.75% 7/1/27 (MBIA Insured)	11,000	12,890
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,649
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,318
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,709
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,619
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(School District Fing. Prog.):
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	$ 500	$ 551
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,386
Series B, 7.5% 5/15/11	1,915	2,090
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,748
5.2% 2/15/13 (MBIA Insured)	6,585	6,852
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,414
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,180
6% 7/1/15	1,160	1,249
6% 7/1/16	1,230	1,321
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,062
5.375% 7/1/13 (AMBAC Insured)	800	851
5.375% 7/1/14 (AMBAC Insured)	1,130	1,201
5.375% 7/1/16 (AMBAC Insured)	670	712
5.375% 7/1/17 (AMBAC Insured)	370	393
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,270
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,402
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,138
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,068
6% 10/1/29 (MBIA Insured)	5,600	6,171
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (d)	2,000	2,177
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,596
5.25% 7/1/21 (MBIA Insured)	1,745	1,867
5.25% 7/1/22 (MBIA Insured)	1,835	1,967
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,601
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,051
6%, tender 5/15/12 (b)	11,000	12,095
5.5% 5/15/09	2,500	2,605
5.5% 7/1/16 (AMBAC Insured)	725	742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	$ 500	$ 533
Series C:
5.25% 7/15/16	2,340	2,503
5.25% 7/15/17	2,410	2,578
Series D:
5% 6/15/20	20,150	21,066
5.125% 6/15/31	6,900	7,199
5.375% 6/15/19	5,250	5,623
Series G, 5.25% 10/15/20	1,255	1,322
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,775
5.25% 11/15/16	3,770	4,030
Series I:
5.25% 9/15/15	2,085	2,228
5.25% 9/15/17	2,395	2,545
Series 2004 D, 5% 2/15/34	12,150	12,557
Series B:
5.5% 10/15/20	3,805	4,306
5.5% 10/15/21	3,985	4,511
Series C:
5% 6/15/19	815	840
5.25% 6/15/16	3,500	3,697
Series F:
4.875% 6/15/18	1,735	1,777
4.875% 6/15/20	2,175	2,225
5% 6/15/15	1,295	1,340
5.25% 6/15/13	1,575	1,638
Series I, 5% 6/15/24	2,000	2,080
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,071
5.375% 1/1/16 (FGIC Insured)	2,170	2,334
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,726
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,205
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,178
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,815
5.25% 9/15/16 (MBIA Insured)	1,780	1,904
5.25% 3/15/17 (Pre-Refunded to 3/15/13 @ 100) (d)	2,240	2,422
5.25% 3/15/18 (Pre-Refunded to 3/15/13 @ 100) (d)	2,290	2,476
5.25% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	2,480	2,681
5.25% 9/15/20	2,685	2,834
5.25% 3/15/21	2,230	2,351
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,046
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	77
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,661
Series E, 5.25% 1/1/12	4,695	4,852
New York State Thruway Auth. Hwy. & Bridge Trust Fund Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,224
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,603
5.5% 4/1/15	6,200	6,672
5.5% 4/1/16	3,665	3,942
6% 4/1/11	1,605	1,669
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,135
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,376
5.5% 3/15/22 (MBIA Insured)	15,000	16,943
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,899
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,922
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	3,000	3,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Urban Dev. Corp. Rev.: - continued
5% 1/1/14 (FSA Insured)	$ 5,000	$ 5,317
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/23 (Pre-Refunded to 4/1/13 @ 100) (d)	3,050	3,299
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	300	323
Series 2002 A, 5.375% 11/15/21	3,850	4,115
Series 2003 D:
5% 2/1/31	20,025	20,565
5.25% 2/1/17 (MBIA Insured)	9,385	9,975
5.25% 2/1/19 (MBIA Insured)	8,075	8,549
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,732
5.25% 2/1/17 (FGIC Insured)	5,975	6,351
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,588
5.25% 2/1/14	6,000	6,474
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (d)	700	762
5.5% 11/15/17 (FGIC Insured)	6,725	7,312
5.5% 11/15/20 (FGIC Insured)	3,800	4,120
5.75% 2/15/16	85	91
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09 @ 101) (d)	360	378
5.25% 8/1/19	3,000	3,193
5.375% 2/1/15	3,000	3,214
Series C, 5.375% 2/1/17	1,000	1,068
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,299
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,062
7.5% 3/1/10 (MBIA Insured)	1,155	1,306
7.5% 3/1/11 (MBIA Insured)	1,245	1,445
7.5% 3/1/16 (MBIA Insured)	1,060	1,331
7.5% 3/1/17 (MBIA Insured)	1,200	1,532
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,091
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,128
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,182
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,495
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,183
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	8,000	8,590
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,452
5.25% 6/1/22 (AMBAC Insured)	5,300	5,601
5.5% 6/1/14	13,125	13,720
5.5% 6/1/15	4,700	4,964
5.5% 6/1/16	14,500	15,310
5.5% 6/1/18 (MBIA Insured)	3,000	3,219
Series B1:
5% 6/1/10	1,685	1,752
5% 6/1/11	1,525	1,598
Series C1:
5% 6/1/11	3,280	3,284
5.5% 6/1/15	9,000	9,506
5.5% 6/1/16	10,000	10,659
5.5% 6/1/17	3,000	3,191
5.5% 6/1/20	3,000	3,216
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,387
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,635
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,160
Series 2005 A, 5.125% 1/1/22	5,290	5,526
Series A:
5% 1/1/32	765	782
5% 1/1/32 (MBIA Insured)	1,455	1,495
6% 1/1/11 (Escrowed to Maturity) (d)	500	549
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 825	$ 865
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	18,500	20,035
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,762
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,129
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,487
5% 12/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,245	1,309
		1,325,688
New York & New Jersey - 4.2%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,060
124th Series:
5% 8/1/08 (c)	4,875	4,990
5% 8/1/13 (FGIC Insured) (c)	3,000	3,078
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,253
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,563
134th Series, 5% 1/15/39	10,000	10,262
Series 85, 5.375% 3/1/28	6,200	6,838
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,691
		60,735
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,285
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,614
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,609
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,098
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,090
		9,696
TOTAL MUNICIPAL BONDS (Cost $1,387,756)		1,397,292
Municipal Notes - 0.1%
	Principal Amount (000s)	Value (000s)
New York - 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06 (Cost $2,200)	$ 2,200	$ 2,197
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,389,956)		1,399,489
NET OTHER ASSETS - 2.0%		27,853
NET ASSETS - 100%		$ 1,427,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
90 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 9,502	$ (212)
The face value of futures purchased as a percentage of net assets - 0.7%
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $270,000.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,389,778,000. Net unrealized appreciation aggregated $9,711,000, of which $20,923,000 related to appreciated investment securities and $11,212,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor New York
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2006

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® New York Municipal
Income Fund

1.815813.101

ASNM-QTLY-0606

Investments April 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.9%
	Principal Amount (000s)	Value (000s)
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 1,100	$ 1,173
New York - 92.9%
Albany Indl. Dev. Agcy. Civic Facility Rev. (College of Saint Rose Proj.) Series A:
5% 7/1/10 (AMBAC Insured)	600	630
5% 7/1/11 (AMBAC Insured)	500	529
5.5% 7/1/21 (AMBAC Insured)	2,300	2,458
Battery Park City Auth. Rev. Series A:
5.25% 11/1/16	2,000	2,144
5.25% 11/1/17	1,400	1,496
Dutchess County Indl. Dev. Agcy. Civic Facility Rev.:
(Bard College Civic Facility Proj.):
5.5% 8/1/20	4,190	4,436
5.75% 8/1/30	9,475	10,115
(Vassar College Proj.) 5.35% 9/1/40	7,000	7,404
Erie County Gen. Oblig. Series A:
5% 9/1/15 (FGIC Insured)	2,625	2,760
5% 9/1/16 (FGIC Insured)	1,680	1,761
5% 9/1/17 (FGIC Insured)	1,000	1,048
Erie County Indl. Dev. Agcy. School Facility Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/17 (FSA Insured)	8,940	9,747
5.75% 5/1/19 (FSA Insured)	1,500	1,630
5.75% 5/1/20 (FSA Insured)	1,400	1,519
5.75% 5/1/21 (FSA Insured)	1,755	1,903
5.75% 5/1/22 (FSA Insured)	4,900	5,307
5.75% 5/1/23 (FSA Insured)	1,000	1,082
Series 2004:
5.75% 5/1/17 (FSA Insured)	5,950	6,626
5.75% 5/1/23 (FSA Insured)	6,620	7,368
5.75% 5/1/26 (FSA Insured)	5,500	6,117
Geneva Indl. Dev. Auth. Civic Facilities Rev. (Hobart & William Smith Proj.) Series A, 5.375% 2/1/23 (FGIC Insured)	3,485	3,729
Grand Central District Mgmt. Assoc., Inc. 5% 1/1/14	1,000	1,045
Hempstead Town Indl. Dev. Agcy. (American Ref-Fuel Co. Proj.) 5% 12/1/10	7,000	7,149
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series A, 5.25% 12/1/20 (FGIC Insured)	17,780	19,104
5% 12/1/35	3,000	3,067
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Metropolitan Trans. Auth. Commuter Facilities Rev. Series 1997 D, 5.125% 7/1/22 (Pre-Refunded to 1/1/12 @ 100) (d)	$ 1,100	$ 1,172
Metropolitan Trans. Auth. Dedicated Tax Fund Series A, 5.5% 11/15/26 (FSA Insured) (a)	13,575	14,679
Metropolitan Trans. Auth. Rev.:
Series 2002 A:
5.5% 11/15/15 (AMBAC Insured)	1,340	1,457
5.5% 11/15/16 (AMBAC Insured)	1,000	1,086
5.5% 11/15/17 (AMBAC Insured)	1,000	1,086
5.5% 11/15/18 (AMBAC Insured)	1,700	1,842
5.75% 11/15/32	10,000	10,901
Series A:
5.125% 11/15/31	12,150	12,582
5.5% 11/15/18 (AMBAC Insured)	2,000	2,239
Series B:
5.25% 11/15/18 (FGIC Insured)	4,000	4,266
5.25% 11/15/32	5,000	5,250
Series E, 5.5% 11/15/21 (MBIA Insured)	2,200	2,383
Series F, 5.25% 11/15/27 (MBIA Insured)	3,000	3,182
Metropolitan Trans. Auth. Svc. Contract Rev.:
(Trans. Facilities Proj.) Series 3, 7.375% 7/1/08 (Escrowed to Maturity) (d)	1,005	1,045
Series 2002 A, 5.75% 7/1/31 (AMBAC Insured)	3,025	3,298
Series 7, 5.625% 7/1/16 (Escrowed to Maturity) (d)	3,000	3,004
Series A:
5.5% 1/1/20 (MBIA Insured)	8,000	8,617
5.5% 7/1/20 (MBIA Insured)	3,000	3,232
Series B:
5.5% 7/1/19 (MBIA Insured)	3,000	3,233
5.5% 7/1/23 (MBIA Insured)	5,000	5,397
Series O, 5.75% 7/1/13 (Escrowed to Maturity) (d)	3,000	3,234
Metropolitan Trans. Auth. Transit Facilities Rev.:
Series C, 4.75% 7/1/16 (Pre-Refunded to 1/1/12 @ 100) (d)	1,270	1,332
Series N, 0% 7/1/11 (Escrowed to Maturity) (d)	5,980	4,879
Monroe County Arpt. Auth. Arpt. Rev. 5.25% 1/1/13 (MBIA Insured) (c)	1,000	1,043
Monroe County Gen. Oblig.:
6.5% 6/1/06	120	120
6.5% 6/1/07 (AMBAC Insured)	50	52
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Monroe County Indl. Dev. Agcy. Civic Facility Rev.:
(Highland Hosp. Proj.):
5% 8/1/11	$ 1,510	$ 1,558
5% 8/1/13	1,650	1,709
(Nazareth College Rochester Proj.) 5.25% 10/1/21 (MBIA Insured)	1,000	1,058
Nassau County Gen. Oblig.:
Series U, 5.25% 11/1/15 (AMBAC Insured)	2,150	2,210
Series Z, 5% 9/1/11 (FGIC Insured)	3,000	3,146
Nassau County Indl. Dev. Agcy. Civic Facility Rev. (North Shore Health Sys. Proj.):
Series 2001 A, 5.875% 11/1/11	145	151
Series 2001 B, 5.875% 11/1/11	1,000	1,048
Series 2001 C, 5.625% 11/1/10	620	640
Series 2001 D, 5.625% 11/1/10	1,225	1,291
Nassau County Interim Fin. Auth. Series A, 5% 11/15/18 (AMBAC Insured)	4,875	5,115
New York City Gen. Oblig.:
Series 1996 B, 6.5% 8/15/09	3,000	3,235
Series 1998 H, 5.5% 8/1/12	8,065	8,392
Series 2000 A:
6.5% 5/15/11	2,430	2,677
6.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 101) (d)	110	122
Series 2002 A, 5.75% 8/1/14	5,000	5,453
Series 2002 B, 5.75% 8/1/15	3,500	3,813
Series 2002 C, 5.5% 8/1/13	10,500	11,332
Series 2003 A:
5.5% 8/1/14	3,205	3,465
5.5% 8/1/20 (MBIA Insured)	7,000	7,567
Series 2003 C, 5.25% 8/1/10	5,000	5,259
Series 2003 E:
5.25% 8/1/10	2,000	2,104
5.25% 8/1/11	6,245	6,629
5.25% 8/1/14	3,390	3,601
Series 2003 F:
5.5% 12/15/10	1,000	1,067
5.5% 12/15/11	3,700	3,978
Series 2003 I, 5.75% 3/1/16	3,000	3,270
Series 2003 J, 5.5% 6/1/20 (AMBAC Insured)	17,265	18,637
Series 2004 B, 5.25% 8/1/15	9,855	10,491
Series 2005 C, 5% 8/1/11	5,000	5,249
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 F, 5.25% 8/1/12	$ 2,000	$ 2,120
Series 2005 G:
5% 8/1/15	8,200	8,621
5.25% 8/1/16	9,000	9,640
5.625% 8/1/13 (MBIA Insured)	3,000	3,275
Series 2005 J:
5% 3/1/11	5,825	6,094
5% 3/1/13	2,500	2,625
Series A:
5.25% 11/1/14 (MBIA Insured)	1,350	1,440
6.25% 8/1/08	1,000	1,021
Series B:
5.75% 8/1/14	3,000	3,272
6.5% 8/15/11	1,000	1,118
7.5% 2/1/07	335	336
Series C:
5.75% 3/15/27 (FSA Insured)	935	1,012
5.75% 3/15/27 (Pre-Refunded to 3/15/12 @ 100) (d)	2,595	2,862
Series D:
5.25% 8/1/13	1,740	1,784
5.25% 8/1/21 (MBIA Insured)	3,460	3,533
5.5% 6/1/12 (FGIC Insured)	1,850	2,005
Series E, 6% 8/1/26 (Pre-Refunded to 8/1/06 @ 101.5) (d)	195	199
Series G, 5.25% 8/1/14 (AMBAC Insured)	1,635	1,732
Series H:
5.75% 3/15/13 (FSA Insured)	1,805	1,971
6% 8/1/17	345	358
Series J:
5.5% 6/1/18 (MBIA Insured)	5,000	5,401
5.875% 2/15/19	15	15
6.125% 8/1/12	60	62
Subseries 2005 F1, 5.25% 9/1/14	3,000	3,208
New York City Health & Hosp. Corp. Rev. Series A:
5.5% 2/15/16 (FSA Insured)	2,605	2,795
5.5% 2/15/17 (FSA Insured)	3,000	3,219
5.5% 2/15/18 (FSA Insured)	2,500	2,684
5.5% 2/15/19 (FSA Insured)	1,250	1,344
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Civic Facility Rev.:
(New York Univ. Proj.) Series 2001, 5.375% 7/1/15 (AMBAC Insured)	$ 1,090	$ 1,160
(Spence School, Inc. Proj.) 5% 7/1/27	3,255	3,350
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Japan Airlines Co. Ltd. Proj.) Series 1991, 6% 11/1/15 (FSA Insured) (c)	2,070	2,117
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (Terminal One Group Assoc. Proj.) 5% 1/1/08 (c)	3,735	3,781
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2001 C, 5.125% 6/15/33	3,960	4,102
Series 2002 A, 5.125% 6/15/34 (FSA Insured)	16,500	17,126
Series A:
5% 6/15/32	5,000	5,104
5.125% 6/15/34 (MBIA Insured)	4,200	4,359
5.25% 6/15/33 (FGIC Insured)	1,280	1,333
5.375% 6/15/15	9,650	10,325
5.375% 6/15/15 (FGIC Insured)	7,000	7,490
6% 6/15/28 (Pre-Refunded to 6/15/12 @ 100) (d)	16,500	18,340
Series B, 5.375% 6/15/07 (Escrowed to Maturity) (d)	145	145
Series G:
5.125% 6/15/32	3,000	3,093
5.125% 6/15/32 (FGIC Insured)	4,750	4,913
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31 (AMBAC Insured)	3,200	3,331
New York Convention Ctr. Dev. Corp. Rev. 5% 11/15/44 (AMBAC Insured)	48,000	49,282
New York State Dorm. Auth. Lease Rev.:
Series 2003 B, 5.25%, tender 7/1/13 (XL Cap. Assurance, Inc. Insured) (b)	10,000	10,643
Series A, 5.25% 5/15/10	3,440	3,614
New York State Dorm. Auth. Revs.:
(Champlain Valley Physicians Proj.):
6% 7/1/09 (AMBAC Insured)	370	394
6% 7/1/10 (AMBAC Insured)	250	271
(City Univ. Sys. Consolidation Proj.):
Series 2000 A, 6.125% 7/1/12 (AMBAC Insured)	4,300	4,727
Series A:
5.75% 7/1/13	6,000	6,489
5.75% 7/1/13 (AMBAC Insured)	3,000	3,252
Series C, 7.5% 7/1/10	6,030	6,485
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(Colgate Univ. Proj.):
6% 7/1/16 (MBIA Insured)	$ 1,900	$ 2,167
6% 7/1/21 (MBIA Insured)	2,500	2,927
(Jewish Med. Ctr. Proj.) 5% 7/1/18 (MBIA Insured)	8,000	8,185
(Long Island Jewish Med. Ctr. Proj.):
5% 7/1/08 (MBIA Insured)	2,000	2,056
5.25% 7/1/11 (MBIA Insured)	3,000	3,134
(Manhattanville College Proj.) 0% 7/1/10 (MBIA Insured)	2,175	1,846
(Mental Health Svcs. Facilities Impt. Proj.):
Series A, 5.75% 8/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	10	10
Series B:
5.75% 2/15/11	2,535	2,622
5.75% 2/15/11 (Pre-Refunded to 2/15/07 @ 102) (d)	15	16
(Mental Health Svcs. Proj.) Series 2005 A, 5.75% 8/15/11	900	931
(Montefiore Med. Ctr. Proj.) Series 2000:
5.8% 8/1/30	3,000	3,230
5.85% 8/1/40	9,500	10,240
(New York & Presbyterian Hosp. Proj.) 4.4% 8/1/13 (AMBAC Insured)	445	447
(New York Hosp. Med. Ctr. Proj.) 5.25% 2/1/07 (AMBAC Insured)	2,360	2,386
(New York Univ. Proj.):
Series 2:
5.5% 7/1/17 (AMBAC Insured)	755	808
5.5% 7/1/19 (AMBAC Insured)	1,705	1,821
5.5% 7/1/20 (AMBAC Insured)	860	918
Series A:
5.75% 7/1/15 (MBIA Insured)	2,295	2,574
5.75% 7/1/27 (MBIA Insured)	11,000	12,890
(North Shore Univ. Hosp. Proj.) 5.5% 11/1/14 (MBIA Insured)	1,500	1,649
(Saint Joseph's Hosp. Health Ctr. Proj.) 6% 7/1/08 (MBIA Insured)	1,260	1,318
(School District Fing. Prog.):
Series 2002 D, 5.5% 10/1/17 (MBIA Insured)	10,825	11,709
Series 2002 E, 5.75% 10/1/22 (MBIA Insured)	1,485	1,619
Series 2002 H, 5.5% 10/1/17 (MBIA Insured)	2,600	2,823
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Dorm. Auth. Revs.: - continued
(School District Fing. Prog.):
Series 2002 I, 5.75% 10/1/18 (MBIA Insured)	$ 500	$ 551
(State Univ. Edl. Facilities Proj.):
Series A, 5.25% 5/15/15 (MBIA Insured)	5,000	5,386
Series B, 7.5% 5/15/11	1,915	2,090
(The Jamaica Hosp. Proj.) Series F:
5.1% 2/15/12 (MBIA Insured)	3,605	3,748
5.2% 2/15/13 (MBIA Insured)	6,585	6,852
(Upstate Cmnty. Colleges Proj.) Series B, 5.5% 7/1/22 (FGIC Insured)	10,090	11,414
(Winthrop-South Nassau Univ. Health Sys. Oblig. Group Proj.) Series A:
6% 7/1/14	1,095	1,180
6% 7/1/15	1,160	1,249
6% 7/1/16	1,230	1,321
(Yeshiva Univ. Proj.) Series 2001:
5.375% 7/1/12 (AMBAC Insured)	1,000	1,062
5.375% 7/1/13 (AMBAC Insured)	800	851
5.375% 7/1/14 (AMBAC Insured)	1,130	1,201
5.375% 7/1/16 (AMBAC Insured)	670	712
5.375% 7/1/17 (AMBAC Insured)	370	393
Series 1990 B, 7.5% 5/15/11 (Pre-Refunded to 5/15/10 @ 100) (d)	1,135	1,270
Series 2000 C, 5.75% 5/15/17 (FSA Insured)	3,000	3,402
Series 2002 A, 5.75% 10/1/17 (MBIA Insured)	30,260	33,138
Series 2002 B:
6% 10/1/22 (MBIA Insured)	2,775	3,068
6% 10/1/29 (MBIA Insured)	5,600	6,171
Series 2003 A, 5.375% 3/15/22 (Pre-Refunded to 3/15/13 @ 100) (d)	2,000	2,177
Series 2005 B:
5.25% 7/1/20 (MBIA Insured)	3,345	3,596
5.25% 7/1/21 (MBIA Insured)	1,745	1,867
5.25% 7/1/22 (MBIA Insured)	1,835	1,967
Series A, 5.5% 5/15/20 (AMBAC Insured)	13,000	14,601
Series B:
5.25%, tender 5/15/12 (b)	10,400	11,051
6%, tender 5/15/12 (b)	11,000	12,095
5.5% 5/15/09	2,500	2,605
5.5% 7/1/16 (AMBAC Insured)	725	742
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series B, 5.25% 6/15/16	$ 500	$ 533
Series C:
5.25% 7/15/16	2,340	2,503
5.25% 7/15/17	2,410	2,578
Series D:
5% 6/15/20	20,150	21,066
5.125% 6/15/31	6,900	7,199
5.375% 6/15/19	5,250	5,623
Series G, 5.25% 10/15/20	1,255	1,322
(Pooled Fing. Prog.):
Series F:
5.25% 11/15/15	2,595	2,775
5.25% 11/15/16	3,770	4,030
Series I:
5.25% 9/15/15	2,085	2,228
5.25% 9/15/17	2,395	2,545
Series 2004 D, 5% 2/15/34	12,150	12,557
Series B:
5.5% 10/15/20	3,805	4,306
5.5% 10/15/21	3,985	4,511
Series C:
5% 6/15/19	815	840
5.25% 6/15/16	3,500	3,697
Series F:
4.875% 6/15/18	1,735	1,777
4.875% 6/15/20	2,175	2,225
5% 6/15/15	1,295	1,340
5.25% 6/15/13	1,575	1,638
Series I, 5% 6/15/24	2,000	2,080
New York State Envir. Facilities Corp. Rev. Series A:
5.25% 1/1/21 (FGIC Insured)	4,785	5,071
5.375% 1/1/16 (FGIC Insured)	2,170	2,334
New York State Envir. Facilities Corp. Solid Waste Disp. Rev. (Gen. Elec. Cap. Corp. Proj.) Series 1989 A, 4.25%, tender 12/2/11 (b)(c)	10,700	10,726
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.:
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2002, 5.75% 6/15/11	455	498
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Envir. Facilities Corp. State Wtr. Poll. Cont. Revolving Fund Rev.: - continued
(New York City Muni. Wtr. Fin. Auth. Proj.):
Series A, 7% 6/15/12	$ 190	$ 190
Series C, 5.85% 7/15/15	30	31
Series E, 6.5% 6/15/14	130	130
(Pooled Ln. Prog.) Series B, 5.2% 5/15/14	1,115	1,205
Series B, 5.2% 5/15/14 (Escrowed to Maturity) (d)	1,105	1,178
New York State Hsg. Fin. Agcy. Personal Income Tax Rev. (Econ. Dev. & Hsg. Proj.) Series A:
5.25% 9/15/15 (MBIA Insured)	1,690	1,815
5.25% 9/15/16 (MBIA Insured)	1,780	1,904
5.25% 3/15/17 (Pre-Refunded to 3/15/13 @ 100) (d)	2,240	2,422
5.25% 3/15/18 (Pre-Refunded to 3/15/13 @ 100) (d)	2,290	2,476
5.25% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	2,480	2,681
5.25% 9/15/20	2,685	2,834
5.25% 3/15/21	2,230	2,351
New York State Pwr. Auth. & Gen. Purp. Rev.:
Series A, 5.25% 11/15/40	25,860	27,046
Series W, 6.5% 1/1/08 (Escrowed to Maturity) (d)	75	77
New York State Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27 (FSA Insured)	4,370	4,661
Series E, 5.25% 1/1/12	4,695	4,852
New York State Thruway Auth. Hwy. & Bridge Trust Fund Series B, 5.5% 4/1/20 (AMBAC Insured)	10,000	11,224
New York State Thruway Auth. Svc. Contract Rev.:
5.5% 4/1/14	11,700	12,603
5.5% 4/1/15	6,200	6,672
5.5% 4/1/16	3,665	3,942
6% 4/1/11	1,605	1,669
New York State Urban Dev. Corp. Correctional Youth Facilities Svc. Series A, 5.5%, tender 1/1/11 (b)	2,000	2,135
New York State Urban Dev. Corp. Rev.:
(State Facilities and Equip. Proj.) Series 2004 A2:
5.5% 3/15/19 (MBIA Insured)	1,230	1,376
5.5% 3/15/22 (MBIA Insured)	15,000	16,943
Series 2004 A2, 5.5% 3/15/21 (MBIA Insured)	23,000	25,899
Series B, 5.25% 3/15/15 (MBIA Insured)	1,800	1,922
Series C1, 5.5% 3/15/19 (Pre-Refunded to 3/15/13 @ 100) (d)	3,000	3,288
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York State Urban Dev. Corp. Rev.: - continued
5% 1/1/14 (FSA Insured)	$ 5,000	$ 5,317
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series A, 5.25% 4/1/23 (Pre-Refunded to 4/1/13 @ 100) (d)	3,050	3,299
New York Transitional Fin. Auth. Rev.:
Series 2000 C, 5.5% 11/1/20 (Pre-Refunded to 5/1/10 @ 101) (d)	300	323
Series 2002 A, 5.375% 11/15/21	3,850	4,115
Series 2003 D:
5% 2/1/31	20,025	20,565
5.25% 2/1/17 (MBIA Insured)	9,385	9,975
5.25% 2/1/19 (MBIA Insured)	8,075	8,549
Series 2003 E:
5.25% 2/1/15 (FGIC Insured)	7,250	7,732
5.25% 2/1/17 (FGIC Insured)	5,975	6,351
Series 2004 C:
5% 2/1/33 (FGIC Insured)	7,350	7,588
5.25% 2/1/14	6,000	6,474
Series A:
5.375% 11/15/21 (Pre-Refunded to 11/15/12 @ 100) (d)	700	762
5.5% 11/15/17 (FGIC Insured)	6,725	7,312
5.5% 11/15/20 (FGIC Insured)	3,800	4,120
5.75% 2/15/16	85	91
Series B:
5.125% 11/1/14 (Pre-Refunded to 5/1/09 @ 101) (d)	360	378
5.25% 8/1/19	3,000	3,193
5.375% 2/1/15	3,000	3,214
Series C, 5.375% 2/1/17	1,000	1,068
Series D, 5.25% 2/1/20 (MBIA Insured)	5,000	5,299
Niagara Falls City Niagara County Pub. Impt.:
7.5% 3/1/08 (MBIA Insured)	995	1,062
7.5% 3/1/10 (MBIA Insured)	1,155	1,306
7.5% 3/1/11 (MBIA Insured)	1,245	1,445
7.5% 3/1/16 (MBIA Insured)	1,060	1,331
7.5% 3/1/17 (MBIA Insured)	1,200	1,532
Niagara Falls Pub. Wtr. Auth. 5.5% 7/15/34 (XL Cap. Assurance, Inc. Insured)	1,000	1,091
Sales Tax Asset Receivables Corp. Series A, 5.25% 10/15/27 (AMBAC Insured)	4,055	4,322
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Saratoga County Indl. Dev. Agcy. (The Saratoga Hosp. Proj.) Series A, 5% 12/1/10	$ 1,095	$ 1,128
Schenectady Indl. Dev. Agcy. Civic Facility Rev. (Union College Proj.) Series A, 5.625% 7/1/31 (AMBAC Insured)	2,000	2,182
Suffolk County Indl. Dev. Agcy. Civic Facility Rev. (Huntington Hosp. Proj.) Series B, 6% 11/1/22	4,305	4,495
Taconic Hills Central School District at Craryville 5% 6/15/16 (FGIC Insured)	1,130	1,183
Tobacco Settlement Fing. Corp.:
Series 2003 C1, 5.5% 6/1/19	8,000	8,590
Series A1:
5.25% 6/1/21 (AMBAC Insured)	3,255	3,452
5.25% 6/1/22 (AMBAC Insured)	5,300	5,601
5.5% 6/1/14	13,125	13,720
5.5% 6/1/15	4,700	4,964
5.5% 6/1/16	14,500	15,310
5.5% 6/1/18 (MBIA Insured)	3,000	3,219
Series B1:
5% 6/1/10	1,685	1,752
5% 6/1/11	1,525	1,598
Series C1:
5% 6/1/11	3,280	3,284
5.5% 6/1/15	9,000	9,506
5.5% 6/1/16	10,000	10,659
5.5% 6/1/17	3,000	3,191
5.5% 6/1/20	3,000	3,216
Triborough Bridge & Tunnel Auth. (Convention Ctr. Proj.) Series E:
6% 1/1/11 (XL Cap. Assurance, Inc. Insured)	4,000	4,387
7.25% 1/1/10 (XL Cap. Assurance, Inc. Insured)	6,215	6,635
Triborough Bridge & Tunnel Auth. Revs.:
Series 2002 A, 5.25% 1/1/19	1,100	1,160
Series 2005 A, 5.125% 1/1/22	5,290	5,526
Series A:
5% 1/1/32	765	782
5% 1/1/32 (MBIA Insured)	1,455	1,495
6% 1/1/11 (Escrowed to Maturity) (d)	500	549
Series B:
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.2% 1/1/27 (Pre-Refunded to 1/1/22 @ 100) (d)	2,000	2,216
5.5% 1/1/30 (Pre-Refunded to 1/1/22 @ 100) (d)	5,015	5,633
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series Q, 6.75% 1/1/09 (Escrowed to Maturity) (d)	$ 825	$ 865
Series Y:
6% 1/1/12 (Escrowed to Maturity) (d)	18,500	20,035
6.125% 1/1/21 (Escrowed to Maturity) (d)	3,200	3,762
Upper Mohawk Valley Reg'l. Wtr. Fin. Auth. Wtr. Sys. Rev. Series A, 5.125% 10/1/26 (FSA Insured)	5,000	5,129
Yonkers Gen. Oblig. Series 2001 A:
5% 12/15/11 (AMBAC Insured)	1,415	1,487
5% 12/15/12 (Pre-Refunded to 6/15/10 @ 100) (d)	1,245	1,309
		1,325,688
New York & New Jersey - 4.2%
Port Auth. of New York & New Jersey:
120th Series, 5.75% 10/15/12 (MBIA Insured) (c)	15,530	16,060
124th Series:
5% 8/1/08 (c)	4,875	4,990
5% 8/1/13 (FGIC Insured) (c)	3,000	3,078
126th Series, 5.25% 5/15/37 (FGIC Insured) (c)	5,970	6,253
128th Series, 5% 11/1/19 (FSA Insured)	7,200	7,563
134th Series, 5% 1/15/39	10,000	10,262
Series 85, 5.375% 3/1/28	6,200	6,838
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (c)	5,000	5,691
		60,735
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000	3,285
Series L, 5.25% 7/1/41 (CIFG North America Insured)	2,385	2,614
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ:
5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	1,500	1,609
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	1,000	1,098
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	1,000	1,090
		9,696
TOTAL MUNICIPAL BONDS (Cost $1,387,756)		1,397,292
Municipal Notes - 0.1%
	Principal Amount (000s)	Value (000s)
New York - 0.1%
Schenectady Gen. Oblig. BAN 5.25% 5/26/06 (Cost $2,200)	$ 2,200	$ 2,197
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $1,389,956)		1,399,489
NET OTHER ASSETS - 2.0%		27,853
NET ASSETS - 100%		$ 1,427,342
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
90 U.S. Treasury 10-Year Bond Contracts	June 2006	$ 9,502	$ (212)
The face value of futures purchased as a percentage of net assets - 0.7%
Security Type Abbreviation
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $270,000.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At April 30, 2006, the aggregate cost of investment securities for income tax purposes was $1,389,778,000. Net unrealized appreciation aggregated $9,711,000, of which $20,923,000 related to appreciated investment securities and $11,212,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 26, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	June 26, 2006